Consolidated Statements of Changes to Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Jun. 30, 2022	$ 5,050	$ 35,554	$ 82,290,193	$ (44,710,434)	$ 613,734	$ 45,234,097
Beginning balance, shares at Jun. 30, 2022	5,000,000	35,554,677
Net loss for the period				(20,598,040)	(718,095)	(21,316,135)
Ending balance, value at Dec. 31, 2022	$ 5,050	$ 35,554	82,290,193	(65,308,474)	(104,361)	23,917,962
Ending balance, shares at Dec. 31, 2022	5,000,000	35,554,677
Net loss for the period				(3,503,076)	45,292	(3,457,784)
Ending balance, value at Jun. 30, 2023	$ 5,050	$ 35,554	$ 82,290,193	$ (68,811,550)	$ (59,069)	$ 20,460,178
Ending balance, shares at Jun. 30, 2023	5,000,000	35,554,677